Condensed Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Shares authorized	90,000,000	90,000,000
Shares issued	27,691,918	27,691,918
Shares outstanding	27,691,918	27,691,918